Financial risk management (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) lb $ / shares	Dec. 31, 2018 USD ($)
Non-Hedge Foreign Exchange Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign exchange contract	$ 400	$ 200
Non-Hedge Foreign Exchange Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sale of commodity	$ 2,500
Quantity of commodity sell | lb	2,000,000
Non-Hedge Foreign Exchange Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sale of commodity	$ 900
Quantity of commodity sell | lb	900,000
Non-Hedge Commodity Foreign Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell | lb	10,700,000
Realized gain on commodity contracts	$ 2,000	900
Unrealized gains on forward exchange contracts	500
Realized gain on foreign exchange contract	1,000	500
Non-Hedge Commodity Foreign Forward Contracts [Member] | Convertible Debenture [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on commodity contracts	$ 2,500	900
Non-Hedge Commodity Foreign Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell | lb	1,600,000
Realized gain on commodity contracts	$ 1,900
Average price per pound | $ / shares	$ 1.20
Average price for settlement | $ / shares	$ 1.03
Fair value of Commodity	$ 1,600
Non-Hedge Commodity Foreign Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell | lb	3,300,000
Realized gain on commodity contracts	$ 3,100
Average price per pound | $ / shares	$ 0.95
Average price for settlement | $ / shares	$ 0.87
Fair value of Commodity	$ 2,900
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	4,600	6,100
Credit risk [Member] | Mexican Value Added Taxes [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	600	1,500
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 500	$ 600
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis spread over U.S. LIBOR	5.00%